WARRANTS (Details) $ / shares in Units, ¥ in Thousands	Sep. 23, 2025 USD ($) Y $ / shares shares	Mar. 31, 2025 USD ($) Y	Mar. 30, 2025 USD ($)	Mar. 27, 2025 USD ($) Y $ / shares shares	Mar. 01, 2025	Nov. 13, 2023 USD ($) Y $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jul. 31, 2022 USD ($) shares	Apr. 30, 2021 USD ($) Y $ / shares shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 USD ($) Y	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $	$ 2,400,000					$ 488,881
Warrants forfeitable, previously granted									51,972,960
Warrants and rights outstanding | $									$ 92,000,000
Exercise price of warrant | $ / shares													$ 19.5
Expiration term of warrants	2 years
Securities subject to lock up period	6 months	6 months			6 months	6 months
Aggregate consideration of securities | $	$ 2,000,000					$ 12,000,000
Convertible notes payable
SHAREHOLDER RIGHTS PLAN
Term of convertible note (in years)						2 years
Line of credit annual interest rate						3.00%
Principal amount						$ 6,000,000	¥ 48,152	¥ 43,061
Weighted Average Risk-free Interest Rate
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input	0.0353					0.0502				0.0037		0.0018
Expected Life
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input | Y	2					2				3		3
Expected Volatility
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input	0.966					1.11				2.36		1.90
Dividend Yield
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input	0					0				0		0
Investors
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants											207,891,840
Over-allotment option
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $												$ 122,000,000
American Depositary Shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants	471,696					400,000
Exercise price of warrant | $ / shares	$ 12.72					$ 60
Expiration term of warrants						2 years
Issuance of ordinary shares (in shares)	219,780					500,000
Aggregate price per share | $ / shares	$ 9.1					$ 12
American Depositary Shares | Convertible notes payable
SHAREHOLDER RIGHTS PLAN
Conversion price | $ / shares						$ 15
American Depositary Shares | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Expiration term of warrants										3 years
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants	141,508,800					120,000,000
Exercise price of warrant | $ / shares	$ 0.0424
Issuance of ordinary shares (in shares)	65,934,000					150,000,000
Class A ordinary shares | Convertible notes payable
SHAREHOLDER RIGHTS PLAN
Conversion price | $ / shares						$ 15
Class A ordinary shares | Investors
SHAREHOLDER RIGHTS PLAN
Warrants issued											8,108,100
Class A ordinary shares | Investors | Tranche I-III
SHAREHOLDER RIGHTS PLAN
Share price | $ / shares											$ 0.1233
Class A ordinary shares | Investors | Tranche IV
SHAREHOLDER RIGHTS PLAN
Share price | $ / shares											$ 0.2667
Time Frames of 6 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $												100,000,000
Time Frames of 12 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $												300,000,000
Time Frames of 24 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $												500,000,000
Time Frames of 36 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $												$ 1,000,000,000
First warrant
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				$ 2,800,000
Aggregate consideration of securities | $				$ 4,960,000
First warrant | Weighted Average Risk-free Interest Rate
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				0.0373
First warrant | Expected Life
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input | Y				2
First warrant | Expected Volatility
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				1.937
First warrant | Dividend Yield
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				0
First warrant | American Depositary Shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants				300,000
Exercise price of warrant | $ / shares				$ 60
Expiration term of warrants				2 years
Issuance of ordinary shares (in shares)				390,000
Aggregate price per share | $ / shares				$ 12.72
First warrant | Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants				90,000,000
Exercise price of warrant | $ / shares				$ 0.2
Issuance of ordinary shares (in shares)				117,000,000
Second warrant
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				$ 4,500,000
Expiration term of warrants				2 years
Aggregate consideration of securities | $			$ 2,000,000
Second warrant | Weighted Average Risk-free Interest Rate
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				0.0397
Second warrant | Expected Life
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input | Y				2
Second warrant | Expected Volatility
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				1.9278
Second warrant | Dividend Yield
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				0
Second warrant | American Depositary Shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants				471,696
Exercise price of warrant | $ / shares				$ 12.72
Issuance of ordinary shares (in shares)				157,232
Aggregate price per share | $ / shares				$ 12.72
Second warrant | Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants				141,508,800
Exercise price of warrant | $ / shares				$ 0.0424
Issuance of ordinary shares (in shares)				47,169,600
Third warrant
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $		$ 2,200,000
Aggregate consideration of securities | $		$ 1,000,000
Third warrant | Weighted Average Risk-free Interest Rate
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input		0.0397
Third warrant | Expected Life
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input | Y		2
Third warrant | Expected Volatility
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input		1.9278
Third warrant | Dividend Yield
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input		0
Third warrant | American Depositary Shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants				235,848
Exercise price of warrant | $ / shares				$ 12.72
Expiration term of warrants				2 years
Issuance of ordinary shares (in shares)				78,616
Aggregate price per share | $ / shares				$ 12.72
Third warrant | Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants				70,754,400
Exercise price of warrant | $ / shares				$ 0.0424
Issuance of ordinary shares (in shares)				23,584,800
Maxim Groups LLC | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $										$ 94,000,000
Maxim Groups LLC | American Depositary Shares
SHAREHOLDER RIGHTS PLAN
Warrants issued										3,765,100
Share price | $ / shares										$ 0.75
Number of shares called by warrants										2,823,825
Maxim Groups LLC | American Depositary Shares | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Warrants issued										564,760
Number of shares called by warrants										423,570
Maxim Groups LLC | Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Warrants issued										112,953,000
Maxim Groups LLC | Class A ordinary shares | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Warrants issued										16,942,800
Maxim Groups LLC | Maximum
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares										$ 36
Maxim Groups LLC | Minimum
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares										$ 33.2